Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2023
Cash and cash equivalents.
Schedule of Cash and cash equivalents

	September 30,	December 31,
	2023	2022
	(Unaudited)
Banks and corporations	7,151,034	9,491,029
Short–term investments	4,918,167	5,907,785
Cash	1,543	2,244
	12,070,744	15,401,058